o 150 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                    FRANKLIN BALANCE SHEET INVESTMENT FUND
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Minimum investments" on page 15 is replaced with the following:

Minimum investments

----------------------------------------------------------------------
                                  INITIAL           ADDITIONAL
----------------------------------------------------------------------
Regular accounts                  $1,000            $50
Automatic investment plans        $50 ($25 for an   $50 ($25 for an
                                  Education IRA)     Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts                $100              $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)      no minimum        no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs                 $250              $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                  $250              $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities, and
their immediate family members    $100              $50
----------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares.

III. The section "Account Application" on page 16 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 17). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. The following is added to the section "Buying shares" on page 16:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

V. The section "Automatic Investment Plan" on page 17 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Telephone Privileges" on page 18 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The last paragraph of the "Exchange Privilege" section on page 19 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
23).

VIII. In the Selling Shares table on page 21 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

IX. The section "Market Timers" on page 23 is replaced with the following:

MARKET TIMERS The fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

X. The first category in the section "Additional Policies" on page 23 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.

o 189 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                         FRANKLIN MICROCAP VALUE FUND
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Minimum investments" on page 16 is replaced with the following:

MINIMUM INVESTMENTS

----------------------------------------------------------------------
                                  INITIAL           ADDITIONAL
----------------------------------------------------------------------
Regular accounts                  $1,000            $50
----------------------------------------------------------------------
Automatic investment plans        $50 ($25 for an   $50 ($25 for an
                                  Education IRA)    Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts                $100              $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)      no minimum        no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs                 $250              $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                  $250              $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities, and
their immediate family members    $100              $50
----------------------------------------------------------------------

Please note that you may only buy shares of a fund eligible for sale in your state or jurisdiction.

Certain Franklin Templeton Funds offer multiple share classes not offered by this fund. Please note that for selling or exchanging your shares, or for other purposes, the fund's shares are considered Class A shares.

III. The section "Account Application" on page 17 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 18). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. The following is added to the section "Buying shares" on page 17:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

V. The section "Automatic Investment Plan" on page 18 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Telephone Privileges" on page 19 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The last paragraph of the "Exchange Privilege" section on page 19 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
24).

VIII. In the Selling Shares table on page 22 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

IX. The section "Market Timers" on page 24 is replaced with the following:

MARKET TIMERS The fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

X. The first category in the section "Additional Policies" on page 24 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.

                      This page intentionally left blank.



o 480 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                         FRANKLIN LARGE CAP VALUE FUND
                        FRANKLIN VALUE INVESTORS TRUST
                              DATED JUNE 1, 2000

I. In the Buying shares table on page 18 the section "By Phone" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

II. The last paragraph of the "Exchange Privilege" section on page 21 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
25).

III. In the Selling Shares table on page 23 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and Fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

IV. The section "Market Timers" on page 25 is replaced with the following:

MARKET TIMERS The Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

V. The first category in the section "Additional Policies" on page 25 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.







o 482 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                              FRANKLIN VALUE FUND
                              DATED MARCH 1, 2000

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Minimum investments" on page 19 is replaced with the following:

MINIMUM INVESTMENTS

                                 INITIAL           ADDITIONAL
----------------------------------------------------------------------
Regular accounts                 $1,000            $50
----------------------------------------------------------------------
Automatic investment plans       $50 ($25 for an   $50 ($25 for an
                                 Education IRA)    Education IRA)
----------------------------------------------------------------------
UGMA/UTMA accounts               $100              $50
----------------------------------------------------------------------
Retirement accounts
(other than IRAs, IRA
rollovers, Education IRAs or
Roth IRAs)                       no minimum        no minimum
----------------------------------------------------------------------
IRAs, IRA rollovers, Education
IRAs or Roth IRAs                $250              $50
----------------------------------------------------------------------
Broker-dealer sponsored wrap
account programs                 $250              $50
----------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of
Franklin Templeton entities,
and their immediate family
members                          $100              $50
----------------------------------------------------------------------

 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

III. The section "Account Application" on page 20 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 21). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

IV. The following is added to the section "Buying shares" on page 20:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
(Up to $100,000 per     your bank account      have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

V. The section "Automatic Investment Plan" on page 21 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Telephone Privileges" on page 22 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The last paragraph of the "Exchange Privilege" section on page 22 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
27).

VIII. In the Selling Shares table on page 25 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS                 bank account. See the policies
TRANSFER (ACH)                      above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

IX. The section "Market Timers" on page 27 is replaced with the following:

MARKET TIMERS The fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

X. The first category in the section "Additional Policies" on page 27 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.


o 482 PA-3

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                      FRANKLIN VALUE FUND - ADVISOR CLASS
                              DATED MARCH 1, 2000

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "Account Application" on page 14 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 15). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

III. The following is added to the section "Buying shares" on page 14:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                account with your      please make sure we
(Up to $100,000 per     bank account           have your bank
day)                    information on file,   account information
1-800/632-2301          you may open a new     on file. If we do not
                        account by phone.      have this
                                               information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the
                                               ownership of the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

IV. The section "Automatic Investment Plan" on page 15 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

V. The following section is added to "Investor Services" on page 15:

AUTOMATIC PAYROLL DEDUCTION You may invest in the fund automatically by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

VI. The section "Telephone Privileges" on page 15 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The last paragraph of the "Exchange Privilege" section on page 16 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
21).

VIII. In the Selling Shares table on page 19 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

----------------------------------------------------------------------
[Insert graphic of three lightning  You can call or write to have
bolts]                              redemption proceeds sent to a
BY ELECTRONIC FUNDS TRANSFER (ACH)  bank account. See the policies above for selling shares by mail
                                    or phone.

                                    Before requesting to have
                                    redemption proceeds sent to a
                                    bank account, please make sure
                                    we have your bank account
                                    information on file. If we do
                                    not have this information, you
                                    will need to send written
                                    instructions with your bank's
                                    name and address, a voided check
                                    or savings account deposit slip,
                                    and a signature guarantee if the
                                    bank and fund accounts do not
                                    have at least one common owner.

                                    If we receive your request in
                                    proper form by 1:00 p.m. Pacific
                                    time, proceeds sent by ACH
                                    generally will be available
                                    within two to three business
                                    days.
----------------------------------------------------------------------

IX. The section "Market Timers" on page 21 is replaced with the following:

MARKET TIMERS The Fund does not allow investments by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

X. The first category in the section "Additional Policies" on page 21 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.